Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Reconciliation of Numerator and Denominator Used in Calculation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

A reconciliation of the numerator and denominator used in the calculation of basic and diluted net loss per share attributable to common stockholders was as follows (in thousands except per share amounts):

	Years Ended December 31,
	2020	2019	2018
Numerator:
Net loss	$(121,492)	$(68,299)	$(49,780)
Adjustment to redemption value on redeemable convertible preferred stock	(362)	(134,760)	(23,300)
Deemed dividend on settlement of accrued dividend	42,530	—	—
Gain on extinguishment of redeemable convertible preferred stock	—	117,598	—
Net loss attributable to common stockholders, basic and diluted	$(79,324)	$(85,461)	$(73,080)
Denominator:
Weighted-average shares of common stock, basic and diluted	16,358	858	725
Net loss per share attributable to common stockholders, basic and diluted	$(4.85)	$(99.58)	$(100.75)

Schedule of Outstanding Potentially Dilutive Shares have been Excluded from Calculation of Diluted Net Loss Per Share

The following outstanding potentially dilutive shares have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect (in thousands):

	Years Ended December 31,
	2020	2019	2018
Stock options to purchase common stock	4,763	3,757	3,311
Warrant to purchase common stock	63	—	9
Restricted stock units	44	—	—
Shares committed under ESPP	52	—	—
Redeemable convertible preferred stock, on an as-if converted basis	—	18,644	18,634
Warrants to purchase redeemable convertible preferred stock	—	505	599
Total	4,922	3,757	3,320